United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 22, 2007

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:      $296,899
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105   15,959,000    273,125.00 X                                36,275  133,525  103,325
CARDINAL HEALTH          COM       14149Y108   16,711,000    236,553.00 X                                33,215  115,158   88,180
CH ROBINSON WORLDWIDE    COM       12541W209    7,780,000    148,127.00 X                                19,475   71,952   56,700
CHOICEPOINT              COM       170388102   52,459,000  1,235,764.00 X                               157,047  598,796  479,921
CINTAS CORP.             COM       172908105    8,494,000    215,409.00 X                                28,277  104,177   82,955
EBAY                     COM       278642103   16,189,000    503,056.00 X                                64,164  236,560  202,332
EXPRESS SCRIPTS          COM       302182100   27,276,000    545,404.00 X                                70,118  266,269  209,017
GLOBAL PAYMENTS          COM       37940X102   11,132,000    280,742.00 X                                36,800  136,617  107,325
IDEXX LABS               COM       45168D104    9,008,000     95,185.00 X                                12,775   46,120   36,290
INTERCONTINENTAL EXCHANG COM       45865V100    7,929,000     53,625.00 X                                 6,989   26,186   20,450
INTL SPEEDWAY CORP A     COM       460335201   10,364,000    196,613.00 X                                26,865   94,917   74,831
IRON MOUNTAIN            COM       462846106   11,729,000    448,859.00 X                                59,653  220,197  169,009
KOHLS CORP.              COM       500255104    9,510,000    133,881.00 X                                17,661   64,940   51,280
LABORATORY CORP          COM       50540R409    5,627,000     71,900.00 X                                 9,475   34,950   27,475
LAUREATE EDUCATION INC   COM       518990759   15,749,000    255,411.00 X                                     0    1,800  253,611
NATL MEDICAL HLTH CARD   COM       636918302    2,447,000    152,889.00 X                                25,593   76,025   51,271
NAVIGATORS GROUP INC.    COM       638904102   14,321,000    265,687.00 X                                20,373  133,754  111,560
QUEST DIAGNOSTICS INC.   COM       74834L100   11,801,000    228,464.00 X                                28,275  111,860   88,329
STRAYER EDUCATION        COM       863236105    8,006,000     60,781.00 X                                 7,835   30,053   22,893
ZEBRA TECHNOLOGIES       COM       989207105   30,151,000    778,276.00 X                               100,519  370,878  306,879

LARGE CAP VALUE INDEX    MF        464287408      506,000      7,125.00 X                                          7,125        0
MSCI EAFI INDEX          MF        464287465      955,000     12,100.00 X                                         12,100        0
S&P 500 INDEX            MF        464287200      629,000      4,320.00 X                                          4,320        0
S&P MIDCAP 400 INDEX     MF        464287507      216,000      2,550.00 X                                          2,550        0
TWEEDY BROWN GLBL VAL    MF        901165100      628,000     18,390.00 X                                         18,390        0
S&P 100 INDEX FUND       MF        464287101    1,269,000     18,725.00 X                                         18,725        0

TOTAL COMMON STOCK                            292,642,000

TOTAL MUTUAL FUNDS                              4,257,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              296,899,000

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